Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Relationship with Major Related Parties

The table below sets forth the major related parties and their relationship with the Company as of December 31, 2025:

Name of related parties	Relationship with the Company
Chee Hoong Lew (“Mr. Lew”)	CEO, Director and one of the controlling shareholders
Yew Chean Lim (“Ms. Lim”)	Director of Win-Fung
Wai Boon Law (“Ms. Law”)	Director of Win-Fung
Chung Kin Loo (“Mr. Loo”)	Director of GKI
Flakeshield Sdn Bhd (“Flakeshield”)	Mr. Lew owns 50%
Acmos (M) Sdn Bhd (“Acmos”)	Mr. Lew owns 90%
Win Fung Prop Sdn Bhd (“WFP”)	Mr. Lew owns 90%
Eco Consult (M) Sdn Bhd (“ECO”)	Mr. Lew owns 50%
Kirby Swim Equip Pty Ltd (“Kirby Australia”)	Ms. Law ultimately owns 35%
Kirby Swim Equipment Pte Ltd (“Kirby Singapore”)	Ms. Law owns 35%
One Fatboyz Limited (“OFL”)	Shareholder of the Company
Snow Bear Capital Limited (“SBCL”)	Shareholder of the Company
Carlico*	An investee of GKI, owns 35%
RGSB*	An investee of WF Venture, owns 35%

*	Carlico and RGSB became investees of the Company on May 15, 2025 and July 8, 2025, respectively (See Note 4).

Schedule of Related Party Transactions

During the years ended December 31, 2025, 2024 and 2023, related party transactions consist of the following:

	Years Ended December 31,
	2025	2024	2023
Sales to Flakeshield	$19,429	$30,024	$25,450
Sales to Acmos	-	2,689	5,944
Sales to ECO	140	-	-
Sales to Kirby Singapore	-	197	-
Purchase from Flakeshield	4,368	2,320	8,761
Purchase from Acmos	8,158	8,571	185,989
Rental income from Flakeshield	-	6,558	6,582
Rental expenses to WFP	-	5,902	7,899
Rental expenses to Mr. Lew	33,638	31,477	2,633
Consultancy expenses to OFL	264,186	-	-
Consultancy expenses to SBCL	423,000	-	-
Advances from OFL	-	-	231,190
Advances from SBCL	-	273,204	121,867
Advances from Kirby Australia	-	2,638	-
Purchase consideration to Ms. Lim for acquisition of GKI	3,000,000	-	-
Purchase consideration to Mr. Lew for acquisition of RBSB	40,500	-	-
Purchase consideration to Mr. Lew for acquisition of RGSB	350,000	-	-

Schedule of Accounts Receivable and Other Receivable Due From Related Parties

As of December 31, 2025 and 2024, accounts receivable consisted of the following amount due from related parties:

	At December 31,
	2025	2024
Flakeshield	$5,282	$18,695
ECO	148	-
Kirby Singapore	-	1,077
Total	$5,430	$19,772

As of December 31, 2025 and 2024, other receivable consisted of the following amount due from related parties:

	At December 31,
	2025	2024
Flakeshield	$364	$890
SBCL	-	13,732
Total	$364	$14,622

Schedule of Accounts Payable Amount Due to Related

As of December 31, 2025 and 2024, accounts payable consisted of the following amount due to related parties:

	At December 31,
	2025	2024
Flakeshield	$480	$-
Acmos	4,327	-
Total	$4,807	$-

As of December 31, 2025 and 2024, other payable consisted of the following amount due to related parties:

	At December 31,
	2025	2024
Acmos	$333	$-
Kirby Australia	-	2,638
Total	$333	$2,638

As of December 31, 2025 and 2024, due to related parties consists of the following:

	At December 31,
	2025	2024
Mr. Lew	$19,295	$15,636
Ms. Lim	740	-
Ms. Law	27,475	55,037
Mr. Loo	18,554	-
Carlico	4,275,561	-
OFL	-	231,190
SBCL	-	395,071
Total	$4,341,625	$696,934

Schedule of Transactions Amount Due to Related Parties

The transactions amount due to related parties are as of the following:

	At December 31,
	2025	2024
Beginning of the years January 1,	$696,934	$469,682
Advances	4,297,627	280,154
Repayment	(652,936)	(52,902)
Years ended December 31,	$4,341,625	$696,934